CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB85,257 and RMB0 as of December 31, 2018 and 2019, respectively)	¥ 13,792,200	¥ 11,630,172
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB751,615 and RMB0 as of December 31, 2018 and 2019, respectively)	1,233,165	1,473,134
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,689,273 and RMB3,090,910 as of December 31, 2018 and 2019, respectively)	6,534,575	5,512,605
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB22,225 and RMB0 as of December 31, 2018 and 2019, respectively)	532,788	323,108
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB204,925 and RMB0 as of December 31, 2018 and 2019, respectively)	405,994	367,512
Securitization debt (Including securitization debt of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)		969,000
Short-term loans (Including short-term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	1,093,645	1,343,160
Convertible senior notes (Including convertible senior notes of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)		4,327,268
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and RMB17,697 as of December 31,2018 and 2019, respectively)	333,268
NON-CURRENT LIABILITIES
Long-term loans (Including long-term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	64,515
Deferred tax liability (Including deferred tax liability of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,617 and RMB0 as of December 31, 2018 and 2019, respectively)	165,098	4,960
Deferred income-noncurrent (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB298 and nil as of December 31, 2018 and 2019, respectively)	782,068	¥ 400,951
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and RMB8,743 as of December 31, 2019)	¥ 1,395,665
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, shares authorized | shares	483,489,642	483,489,642
Common shares, shares issued | shares	117,584,362	116,395,883
Common shares, shares outstanding | shares	117,584,362	116,395,883
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, shares authorized | shares	16,510,358	16,510,358
Common shares, shares issued | shares	16,510,358	16,510,358
Common shares, shares outstanding | shares	16,510,358	16,510,358
Consolidated VIEs and VIEs' subsidiaries
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB85,257 and RMB0 as of December 31, 2018 and 2019, respectively)	¥ 136,359	¥ 85,257
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB751,615 and RMB0 as of December 31, 2018 and 2019, respectively)	458,894	751,615
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,689,273 and RMB3,090,910 as of December 31, 2018 and 2019, respectively)	3,090,910	2,689,273
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB22,225 and RMB0 as of December 31, 2018 and 2019, respectively)	8,820	22,225
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB204,925 and RMB0 as of December 31, 2018 and 2019, respectively)	244,323	204,925
Securitization debt (Including securitization debt of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	0	0
Short-term loans (Including short-term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	0	0
Convertible senior notes (Including convertible senior notes of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	0	0
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and RMB17,697 as of December 31,2018 and 2019, respectively)	17,697	0
NON-CURRENT LIABILITIES
Long-term loans (Including long-term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	0	0
Deferred tax liability (Including deferred tax liability of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,617 and RMB0 as of December 31, 2018 and 2019, respectively)	36,385	3,617
Deferred income-noncurrent (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB298 and nil as of December 31, 2018 and 2019, respectively)	0	298
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and RMB8,743 as of December 31, 2019)	¥ 8,743	¥ 0